Share-based compensation	6 Months Ended
Jun. 30, 2026
Share-based compensation
Share-based compensation

14. Share-based compensation

The total share-based compensation expense related to equity incentive units recognized in the statements of loss amounted to CHF 44,098 and CHF 14,032 for the six-month periods ended June 30, 2025 and 2026, respectively.

As of December 31, 2025 and June 30, 2026, 7,956,764 options and 29,904,690 shares benefiting from our Deferred Strike Price Payment Plan (DSPPP) were outstanding. All the shares benefiting from our DSPPP have been recorded as treasury shares in accordance with IFRS 2 (note 13).